RELATED-PARTY TRANSACTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 02, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Shares repurchased					$ 21,490
Stock based compensation expenses			$ 1,965	$ 1,363	$ 9,026	$ 1,281
Common Stock
Related Party Transaction [Line Items]
Shares repurchased (in shares)	4,486,299	4,486,299			4,486,299
Shares repurchased	$ 17,691	$ 17,691
Chief Executive Officer And Certain Eligible Employees | Common Stock
Related Party Transaction [Line Items]
Shares repurchased		$ 11,159
Shares repurchased (in dollars per share)		$ 3.9433			$ 3.9433
Stock based compensation expenses		$ 7,254
Chief Executive Officer | Common Stock
Related Party Transaction [Line Items]
Shares repurchased (in shares)		2,788,732
Certain Eligible Employees | Common Stock
Related Party Transaction [Line Items]
Shares repurchased (in shares)		41,100
Other Shareholders | Common Stock
Related Party Transaction [Line Items]
Shares repurchased (in shares)		1,656,467
Shares repurchased		$ 6,532